5. Equity Method Investment: Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Equity Method Investments

	December 31, 2015	December 31, 2014
Company's equity method investment	$ 24,989,505	$ 26,059,579
Partnership assets	$ 97,456,613	$ 104,677,496
Partnership liabilities	$ 148,566	$ 2,667,002
Partnership net (loss) income	$ (3,344,462)	$ 4,560,544